Capital Management (Tables)	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	July 31, 2023	October 31, 2022
CET1 Capital	50,895	60,891
Tier 1 Capital	57,767	67,121
Total Capital	66,504	75,309
TLAC	110,810	120,663
Risk-Weighted Assets	412,943	363,997
Leverage Exposures	1,369,745	1,189,990
CET1 Ratio	12.3%	16.7%
Tier 1 Capital Ratio	14.0%	18.4%
Total Capital Ratio	16.1%	20.7%
TLAC Ratio	26.8%	33.1%
Leverage Ratio	4.2%	5.6%
TLAC Leverage Ratio	8.1%	10.1%

(1)	Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity Guideline.